Segment Information	12 Months Ended
Dec. 31, 2017
Notes To Financial Statements [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION

The Company's segment information presents the measure used by the chief operating decision maker for purposes of assessing each operating segment's performance. The chief operating decision maker is the Company’s Chief Executive Officer. As of December 31, 2017, the Company owned or had an ownership interest in 302 multifamily apartment communities in 17 different states and the District of Columbia from which it derived all significant sources of earnings and operating cash flows.

The Company's chief operating decision maker evaluates performance and determines resource allocations of each of the apartment communities on a Same Store and Non-Same Store and Other basis, as well as an individual apartment community basis. This is consistent with the aggregation criteria under GAAP as each of the apartment communities generally has similar economic characteristics, facilities, services, and tenants. The following reflects the two reportable segments for the Company:

•	Same Store communities are communities that the Company has owned and have been stabilized for at least a full 12 months as of the first day of the calendar year, January 1, 2017.

•
Non-Same Store and Other includes recent acquisitions, communities in development or lease-up, communities that have been identified for disposition and communities that have undergone a significant casualty loss. Also included in Non-Same Store and Other are non-multifamily activities.

On the first day of each calendar year, the Company determines the composition of its Same Store and Non-Same Store and Other reportable segments for that year as well as adjusts the previous year, which allows the Company to evaluate full period-over-period operating comparisons.  Properties in development or lease-up are added to the Same Store portfolio on the first day of the calendar year after it has been owned and stabilized for at least a full 12 months. Communities are considered stabilized after achieving 90% occupancy for 90 days. Communities that have been identified for disposition are excluded from the Same Store portfolio.

Effective January 1, 2018, the Company revised its reportable segment presentation. The revision eliminated the distinction between large and secondary same store markets and combined the two previously reported segments into the Same Store reportable segment. The Company's chief operating decision maker no longer makes decisions about capital resource allocations and does not assess operating performance by large and secondary same store markets. Further, the chief operating decision maker no longer reviews financial information segregating the Company's operating segments into large and secondary same store markets. As a result, the Company now discloses two reportable segments: Same Store and Non-Same Store and Other, as presented in this footnote. There were no changes in the structure of the Company’s internal organization that prompted the change in reportable segments.

The chief operating decision maker utilizes net operating income, or NOI, in evaluating the performance of the Company's operating segments. Total NOI represents total property revenues less total property operating expenses, excluding depreciation and amortization, for all properties held during the period regardless of their status as held for sale. Management believes that NOI is a helpful tool in evaluating the operating performance of the segments because it measures the core operations of property performance by excluding corporate level expenses and other items not related to property operating performance.
All properties acquired as a result of the Merger have been placed in the Non-Same Store and Other operating segment, as the properties were recent acquisitions and had not been owned and stabilized for at least 12 months as of the first day of the applicable calendar year.

Revenues and NOI for each reportable segment for the years ended December 31, 2017, 2016 and 2015 were as follows (in thousands):

	2017	2016	2015 (1)
Revenues:
Same Store	$1,021,138	$992,721	$940,634
Non-Same Store and Other	507,849	132,627	102,145
Total rental and other property revenues	$1,528,987	$1,125,348	$1,042,779

NOI:
Same Store	$640,748	$620,567	$581,407
Non-Same Store and Other	311,508	81,425	60,727
Total NOI	952,256	701,992	642,134
Depreciation and amortization	(493,708)	(322,958)	(294,520)
Property management expenses	(43,588)	(34,093)	(30,990)
General and administrative expenses	(40,194)	(29,040)	(25,716)
Merger and integration expenses	(19,990)	(40,823)	—
Interest expense	(154,751)	(129,947)	(122,344)
Gain on sale of depreciable real estate assets	127,386	80,397	189,958
Income tax expense	(2,619)	(1,699)	(1,673)
Gain on sale of non-depreciable real estate assets	21	2,171	172
Other non-operating income (expense)	14,353	(1,839)	(6,274)
Gain (loss) from real estate joint ventures	1,370	241	(2)
Net income attributable to noncontrolling interests	(12,157)	(12,180)	(18,458)
Dividends to MAA Series I preferred shareholders	(3,688)	(307)	—
Net income available for MAA common shareholders	$324,691	$211,915	$332,287

(1) The 2015 column shows the segment break down based on the 2016 Same Store portfolio. A comparison using the 2017 Same Store portfolio would not be comparative due to the nature of the segment classification.

Assets for each reportable segment as of December 31, 2017 and 2016 were as follows (in thousands):

	December 31, 2017	December 31, 2016
Assets
Same Store	$5,722,096	$5,895,068
Non-Same Store and Other	5,570,003	5,479,780
Corporate assets	199,820	229,643
Total assets	$11,491,919	$11,604,491